Annual Total Returns (Vanguard Admiral Treasury Money Market Fund - Investor Shares Retail) (Vanguard Admiral Treasury Money Market Fund, Vanguard Admiral Treasury Money Market Fund - Investor Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Annual Total Return
2012	0.02%
2011	0.02%
2010	0.01%
2009	0.25%
2008	2.10%
2007	4.76%
2006	4.71%
2005	2.94%
2004	1.18%
2003	0.99%